Right of Use Assets (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of quantitative information about right-of-use assets [abstract]
Disclosure of Quantitative Information About Right-of-Use Assets

As at	Property	Vehicles and Equipment	December 31, 2025

Balance, beginning of period	$654,125	$13,976	$668,101

Acquired through business combinations	31,136	—	31,136

Additions and modifications	114,830	1,258	116,088

Depreciation	(123,740)	(4,361)	(128,101)

Transfers to property, plant and equipment	—	(422)	(422)

Foreign exchange	2,433	12	2,445

Net book value	$678,784	$10,463	$689,247

As at	Property	Vehicles and Equipment	December 31, 2024

Balance, beginning of period	$642,289	$12,058	$654,347

Acquired through business combinations	20,098	—	20,098

Additions and modifications	114,237	7,225	121,462

Depreciation	(118,505)	(5,007)	(123,512)

Transfers to property, plant and equipment	—	(295)	(295)

Foreign exchange	(3,994)	(5)	(3,999)

Net book value	$654,125	$13,976	$668,101